PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consist of the following:

	December 31,
	2013	2012
	US$	US$
Buildings	1,405,723	1,365,717
Land use rights	321,112	311,973
Plant and machinery	3,282,641	2,980,087
Automobiles	44,987	43,706
Office and computer equipment	438,843	524,154
	5,493,306	5,225,637

Less: Accumulated depreciation and amortization	(2,329,241)	(2,330,114)
Property and equipment, net	3,164,065	2,895,523